CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues:
Online recruitment services	$ 222,835	¥ 1,547,143	¥ 1,356,442	¥ 1,248,101
Print advertising			5,328	14,247
Other human resource related revenues	118,904	825,552	740,119	634,945
Total revenues	341,739	2,372,695	2,101,889	1,897,293
Less: Business tax and surcharges	(4,949)	(34,361)	(46,669)	(64,840)
Net revenues	336,790	2,338,334	2,055,220	1,832,453
Cost of services(1)	(95,492)	(663,001)	(569,979)	(496,000)
Gross profit	241,298	1,675,333	1,485,241	1,336,453
Operating expenses(1):
Sales and marketing	(112,846)	(783,492)	(654,468)	(563,565)
General and administrative	(40,329)	(280,002)	(263,067)	(249,275)
Total operating expenses	(153,175)	(1,063,494)	(917,535)	(812,840)
Income from operations	88,123	611,839	567,706	523,613
Gain (Loss) from foreign currency translation	34	238	(55,857)	10,039
Interest and investment income, net	8,488	58,933	93,548	88,739
Convertible senior notes issuance costs				(47,522)
Change in fair value of convertible senior notes	(10,001)	(69,439)	67,168	(55,355)
Change in fair value of zero-strike call options				(24,874)
Other income, net	14,160	98,315	71,533	57,305
Income before income tax expense	100,804	699,886	744,098	551,945
Income tax expense	(19,401)	(134,699)	(126,301)	(113,035)
Net income	81,403	565,187	617,797	438,910
Net loss attributable to non-controlling interests	114	791	260
Net income attributable to 51job, Inc.	81,517	565,978	618,057	438,910
Other comprehensive income:
Foreign currency translation adjustments	142	984	890	(9)
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and RMB9,625 in 2014, 2015 and 2016, respectively	4,159	28,876
Total comprehensive income	85,704	595,047	618,687	438,901
Comprehensive loss attributable to non-controlling interests	114	791	260
Comprehensive income attributable to 51job, Inc	$ 85,818	¥ 595,838	¥ 618,947	¥ 438,901
Earnings per share:
- Basic (in CNY and dollars per share) | (per share)	$ 1.40	¥ 9.74	¥ 10.71	¥ 7.51
- Diluted (in CNY and dollars per share) | (per share)	$ 1.39	¥ 9.68	¥ 10.41	¥ 7.35
Weighted average number of common shares outstanding:
- Basic (in shares) | shares	58,132,976	58,132,976	57,714,850	58,475,397
- Diluted (in shares) | shares	58,474,068	58,474,068	62,498,651	59,691,993